Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of estimated useful lives property, plant and equipment

Years
Fixed line and international network equipment (switches, transmission, power)	4-12
Network	12-33
Subscriber equipment and installations	4-8
Equipment and infrastructure for multichannel television	3-15
Vehicles	6-7
Office and general equipment	5-10
Electronic equipment, computers and internal communication systems	3-7
Cellular network	4-10
Passive radio equipment at cellular network sites	up to December 31, 2037
Buildings	25
Seabed cable	4-25 (mainly 25)

Schedule of estimated useful lives for the current and comparative periods

Type of asset	Amortization period
Frequency usage rights	Over the term of the license up to 2028
Computer programs and software licenses	3 - 10 years according to the term of the license or the estimated time of use of the software
Customer relationships	5 - 7 years based on the estimated customer churn rate (using the accelerated depreciation method)
Brand acquired in a business combination	12

Schedule of straight-line basis over the useful life or contractual lease period
Type of asset	Weighted average of depreciation period as at January 1, 2018 (years)
Cellular communications sites	6.5
Buildings	7
Vehicles	2